Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2015 CNY (¥) item ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (1,447,715)	¥ (9,378,016)	¥ (4,996,358)	¥ (49,899)
Series C Preferred Shares redemption value accretion | ¥			(7,957,640)	(2,435,366)
Net loss attributable to ordinary shareholders	(1,447,715)	(9,378,016)	(12,953,998)	(2,485,265)
Numerator for basic net loss per share	$ (1,447,715)	(9,378,016)	(12,953,998)	(2,485,265)
Numerator for diluted net loss per share | ¥		¥ (9,378,016)	¥ (12,953,998)	¥ (2,485,265)
Denominator:
Weighted average number of shares - basic | shares	2,735,034,034	2,735,034,034	2,419,668,247	1,694,495,048
Weighted average number of shares - diluted | shares	2,735,034,034	2,735,034,034	2,419,668,247	1,694,495,048
Basic net loss per share attributable to ordinary shareholders | (per share)	$ (0.53)	¥ (3.43)	¥ (5.35)	¥ (1.47)
Diluted net loss per share attributable to ordinary shareholders | (per share)	$ (0.53)	¥ (3.43)	¥ (5.35)	¥ (1.47)
Number of different classes of shares presented | item	3	3